Payroll and Social Charges (Details) - Schedule of Payroll and Social Charges - Payroll and social charges [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll and Social Charges (Details) - Schedule of Payroll and Social Charges [Line Items]
Social charges in installments	$ 403,417	$ 489,520	$ 431,054
Bonus and vacation along with related social charges	785,981	736,138	735,770
Salaries and related social charges	468,627	503,400	436,364
Others	68,106	58,626	50,817
Payroll and social charges	1,726,131	1,787,684	1,654,005
Breakdown:
Current liabilities	1,315,869	1,297,181	1,198,063
Non-current liabilities	410,262	490,503	455,942
Total liabilities	$ 1,726,131	$ 1,787,684	$ 1,654,005